SCHEDULE OF NET INCOME LOSS REDEEMABLE AND NON REDEEMABLE SHARES (Details) - Cayson Acquisition Corp [Member] - USD ($)	3 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Sep. 30, 2025
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net income	$ 415,606	$ (31,278)	$ (91,197)	$ 475,489	$ 1,203,841
Redeemable Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net income	$ 318,472	$ (6,895)	$ (15,754)	$ 284,902	$ 922,483
Weighted average shares outstanding basic	6,000,000	521,739	377,953	2,739,726	6,000,000
Weighted average shares outstanding diluted	6,000,000	521,739	377,953	2,739,726	6,000,000
Basic net income (loss) per share	$ 0.05	$ (0.01)	$ (0.04)	$ 0.10	$ 0.15
Diluted net income (loss) per share	$ 0.05	$ (0.01)	$ (0.04)	$ 0.10	$ 0.15
Nonredeemable Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Allocation of net income	$ 97,134	$ (24,383)	$ (75,443)	$ 190,587	$ 281,358
Weighted average shares outstanding basic	1,830,000	1,845,000	1,809,961	1,832,763	1,830,000
Weighted average shares outstanding diluted	1,830,000	1,845,000	1,809,961	1,832,763	1,830,000
Basic net income (loss) per share	$ 0.05	$ (0.01)	$ (0.04)	$ 0.10	$ 0.15
Diluted net income (loss) per share	$ 0.05	$ (0.01)	$ (0.04)	$ 0.10	$ 0.15